CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit/(loss) for the year	$ 41	$ (172)	$ (135)
Foreign currency translation adjustments:
Arising in the year	(390)	63	125
Foreign currency translation adjustments	(390)	63	125
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	(254)	54	45
Movement out of reserve	258	(85)	(44)
Movement in deferred tax	1	(4)
Effective portion of changes in fair value of cash flow hedges	5	(35)	1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	49	(139)	74
Deferred tax movement on employee benefit obligations	(6)	18	(28)
Total of items that will not be reclassified to income statement	43	(121)	46
Total other comprehensive income/(expense) for the year	(342)	(93)	172
Total comprehensive income/(expense) for the year	(301)	(265)	37
Attributable to:
Owners of the parent	(307)	(265)	37
Noncontrolling interests	6
Total comprehensive income/(expense) for the year	$ (301)	$ (265)	$ 37